Fair Value of Financial Instruments and Concentration of Credit Risk - Summary of Fair Value Measurement Inputs and Valuation Techniques (Detail) (Parenthetical)	6 Months Ended
Jun. 30, 2023 USD ($)
Series A Perpetual Convertible Preferred Shares [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value portion of investments	$ 12,636,000
Valuation Technique Blackand Scholes [Member] | Measurement Input, Share Price [Member] | Embedded Option Component [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of trading days for determining weighted average price	5 days